4. NOTES PAYABLE - Schedule of Principal Payments (Details) (USD $)	Mar. 31, 2014
Debt Disclosure [Abstract]
2015	$ 114,544
2016	29,093
2017	10,065
Thereafter	0
TOTAL	$ 153,702